Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Schedule of Stock Option Activity

No stock options were granted or exercised during the three months ended March 31, 2026. The following table summarizes stock option activity for the three months ended March 31, 2026:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2026	33,858	$17.67
Forfeited, cancelled and expired	(1,569)	$48.53
Outstanding — March 31, 2026	32,289	$16.17	5.54	$-
Exercisable — March 31, 2026	30,136	$17.04	5.45	$-

No stock options were granted during the years ended December 31, 2025, and 2024. The following table summarizes stock option activity for the year ended December 31, 2025:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2025	34,046	$30.55
Forfeited or expired	(188)	2,350.64
Outstanding — December 31, 2025	33,858	17.67	5.72	$-
Exercisable — December 31, 2025	30,961	18.95	5.60	$-

Schedule of Stock-based Compensation Expenses

The following table presents total stock-based compensation expense for the years ended December 31, 2025, and 2024:

	Year Ended December 31,
	2025	2024
Research and development	$-	$149
General and administrative	25	362
Total stock-based compensation expense	$25	$511

Eos SENOLYTIXS Inc [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Schedule of Stock Option Activity

The following is a summary of stock option activity under the stock option plans for the three months ended March 31, 2026:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Intrinsic Value
Outstanding as of December 31, 2025	683,990	$0.01	9.14	$-
Granted	164,704	3.65
Exercised	-	-
Forfeited	-	-
Outstanding as of March 31, 2026	848,694	$0.72	9.07	$-
Exercisable as of March 31, 2026	49,435	$0.01	8.74	$-
Vested and expected to vest as of March 31, 2026	848,694	$0.72	9.07	$-

The following is a summary of stock option activity under the stock option plans for the periods ended December 31, 2025 and 2024:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Intrinsic Value
Outstanding as of October 15, 2024 (date of inception)	-	$-		$-
Granted	137,815	$0.01
Exercised	-	$-
Forfeited	-	$-
Outstanding as of December 31, 2024	137,815	$0.01	9.97	$-

Granted	546,175	$0.01
Exercised	-	$-
Forfeited	-	$-
Outstanding as of December 31, 2025	683,990	$0.01	9.14	$-
Exercisable as of December 31, 2025	34,450	$0.01	8.97	$-
Vested and expected to vest as of December 31, 2025	683,990	$0.01	9.14	$-

Schedule of Grant-Date Fair Value of Stock Options

The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026	2025
Risk-free interest rate	3.78%	4.25%
Expected term (in years)	5.62	9.83
Expected volatility	109.3%	112.3%
Expected dividend yield	0.00%	0.00%

The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during 2025 and 2024:

	Year Ended December 31,
	2025	2024
Risk-free interest rate	4.24%	4.41%
Expected term (in years)	9.7	6.1
Expected volatility	112.3%	113.4%
Expected dividend yield	0.00%	0.00%